Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended	36 Months Ended	96 Months Ended	120 Months Ended	132 Months Ended
	Mar. 31, 2026	Mar. 31, 2026	Mar. 31, 2026	Mar. 31, 2026	Mar. 31, 2026
C000013197_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Fidelity Freedom® 2040 Fund
C000013197_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	$ 10,000
C000013197_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,614
C000013197_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,300
C000013197_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	13,538
C000013197_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,075
C000013197_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	19,029
C000013197_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	19,627
C000013197_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	18,314
C000013197_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	22,143
C000013197_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	23,332
C000013197_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	28,307
C000013197_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Fidelity Freedom 2040 Composite Index℠
C000013197_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000013197_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,501
C000013197_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,034
C000013197_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	13,678
C000013197_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,476
C000013197_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	18,715
C000013197_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	19,716
C000013197_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	18,260
C000013197_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	21,771
C000013197_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	23,178
C000013197_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	27,282
C000013197_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					S&P 500® Index
C000013197_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000013197_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,717
C000013197_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,357
C000013197_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	14,625
C000013197_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	13,605
C000013197_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	21,271
C000013197_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	24,599
C000013197_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	22,698
C000013197_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	29,480
C000013197_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	31,913
C000013197_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	37,594
C000179010_LG_ClassMember_10YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Class K
C000179010_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,000
C000179010_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,206
C000179010_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,517
C000179010_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,635
C000179010_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	12,126
C000179010_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	12,038
C000179010_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	11,537
C000179010_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	12,221
C000179010_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	12,864
C000179010_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	13,961
C000179010_LG_1_AdditionalIndexMember_10YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Fidelity Freedom Retirement Composite Index℠
C000179010_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,000
C000179010_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,179
C000179010_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,618
C000179010_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,034
C000179010_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	12,138
C000179010_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	12,103
C000179010_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	11,641
C000179010_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	12,356
C000179010_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	13,040
C000179010_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	13,968
C000179010_LG_2_AdditionalIndexMember_10YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. Aggregate Bond Index
C000179010_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,000
C000179010_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	9,930
C000179010_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,375
C000179010_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,302
C000179010_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,382
C000179010_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,910
C000179010_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,388
C000179010_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,564
C000179010_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,080
C000179010_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	11,562
C000013193_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Fidelity Freedom® 2020 Fund
C000013193_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000013193_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,157
C000013193_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	12,274
C000013193_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	12,601
C000013193_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,077
C000013193_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	16,010
C000013193_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	16,116
C000013193_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	15,093
C000013193_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	16,770
C000013193_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	17,645
C000013193_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	19,962
C000013193_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Fidelity Freedom 2020 Composite Index℠
C000013193_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000013193_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,985
C000013193_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	11,972
C000013193_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	12,560
C000013193_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,362
C000013193_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	15,690
C000013193_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	15,962
C000013193_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	14,927
C000013193_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	16,526
C000013193_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	17,478
C000013193_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	19,413
C000013193_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Bloomberg U.S. Aggregate Bond Index
C000013193_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000013193_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,044
C000013193_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,165
C000013193_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,620
C000013193_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,569
C000013193_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,651
C000013193_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	11,168
C000013193_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,633
C000013193_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,814
C000013193_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,342
C000013193_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	11,835
C000182226_LG_ClassMember_10YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Class K6
C000182226_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,000
C000182226_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,970
C000182226_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,187
C000182226_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,000
C000182226_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	15,801
C000182226_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	16,355
C000182226_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	15,305
C000182226_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	18,711
C000182226_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	19,771
C000182226_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	24,394
C000182226_LG_1_AdditionalIndexMember_10YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Fidelity Freedom 2055 Composite Index℠
C000182226_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,000
C000182226_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,914
C000182226_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,453
C000182226_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,447
C000182226_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	15,671
C000182226_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	16,513
C000182226_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	15,300
C000182226_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	18,382
C000182226_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	19,586
C000182226_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	23,313
C000182226_LG_2_AdditionalIndexMember_10YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500® Index
C000182226_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,000
C000182226_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	11,025
C000182226_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	12,072
C000182226_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,229
C000182226_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	17,557
C000182226_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	20,305
C000182226_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	18,735
C000182226_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	24,334
C000182226_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	26,342
C000182226_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	31,031
C000179004_LG_ClassMember_10YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Class K
C000179004_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,000
C000179004_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,425
C000179004_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,718
C000179004_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,431
C000179004_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	13,295
C000179004_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	13,335
C000179004_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	12,588
C000179004_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	13,774
C000179004_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	14,507
C000179004_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	16,155
C000179004_LG_1_AdditionalIndexMember_10YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Fidelity Freedom 2015 Composite Index℠
C000179004_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,000
C000179004_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,386
C000179004_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,886
C000179004_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,871
C000179004_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	13,288
C000179004_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	13,442
C000179004_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	12,681
C000179004_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	13,841
C000179004_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	14,631
C000179004_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	16,034
C000179004_LG_2_AdditionalIndexMember_10YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. Aggregate Bond Index
C000179004_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,000
C000179004_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	9,930
C000179004_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,375
C000179004_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,302
C000179004_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,382
C000179004_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,910
C000179004_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,388
C000179004_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,564
C000179004_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,080
C000179004_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	11,562
C000250725_LG_ClassMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Class K6
C000250725_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,000
C000250725_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,364
C000250725_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	12,753
C000250725_LG_1_AdditionalIndexMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Fidelity Freedom 2070 Composite Index℠
C000250725_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,000
C000250725_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,441
C000250725_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	12,428
C000250725_LG_2_AdditionalIndexMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500® Index
C000250725_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,000
C000250725_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,380
C000250725_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	12,229
C000179008_LG_ClassMember_10YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Class K
C000179008_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,000
C000179008_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,709
C000179008_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,918
C000179008_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	9,915
C000179008_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	15,050
C000179008_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	15,425
C000179008_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	14,431
C000179008_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	16,972
C000179008_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	17,877
C000179008_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	21,124
C000179008_LG_1_AdditionalIndexMember_10YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Fidelity Freedom 2035 Composite Index℠
C000179008_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,000
C000179008_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,674
C000179008_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,209
C000179008_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,398
C000179008_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	15,017
C000179008_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	15,649
C000179008_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	14,538
C000179008_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	16,913
C000179008_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	17,954
C000179008_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	20,664
C000179008_LG_2_AdditionalIndexMember_10YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500® Index
C000179008_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,000
C000179008_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,823
C000179008_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,851
C000179008_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,024
C000179008_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	17,236
C000179008_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	19,933
C000179008_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	18,392
C000179008_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	23,888
C000179008_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	25,859
C000179008_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	30,463
C000182205_LG_ClassMember_10YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Class K6
C000182205_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,000
C000182205_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,489
C000182205_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,799
C000182205_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,675
C000182205_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	13,049
C000182205_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	13,046
C000182205_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	12,397
C000182205_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	13,377
C000182205_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	14,112
C000182205_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	15,486
C000182205_LG_1_AdditionalIndexMember_10YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Fidelity Freedom 2010 Composite Index℠
C000182205_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,000
C000182205_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,435
C000182205_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,921
C000182205_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,075
C000182205_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	12,999
C000182205_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	13,072
C000182205_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	12,438
C000182205_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	13,382
C000182205_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	14,137
C000182205_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	15,279
C000182205_LG_2_AdditionalIndexMember_10YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. Aggregate Bond Index
C000182205_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,000
C000182205_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	9,952
C000182205_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,398
C000182205_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,327
C000182205_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,407
C000182205_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,933
C000182205_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,410
C000182205_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,587
C000182205_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,104
C000182205_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	11,587
C000182210_LG_ClassMember_10YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Class K6
C000182210_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,000
C000182210_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,950
C000182210_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,181
C000182210_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,165
C000182210_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	15,466
C000182210_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	15,868
C000182210_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	14,863
C000182210_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	17,517
C000182210_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	18,488
C000182210_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	21,883
C000182210_LG_1_AdditionalIndexMember_10YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Fidelity Freedom 2035 Composite Index℠
C000182210_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,000
C000182210_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,900
C000182210_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,446
C000182210_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,618
C000182210_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	15,334
C000182210_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	15,980
C000182210_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	14,845
C000182210_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	17,270
C000182210_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	18,334
C000182210_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	21,101
C000182210_LG_2_AdditionalIndexMember_10YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500® Index
C000182210_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,000
C000182210_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	11,025
C000182210_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	12,072
C000182210_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,229
C000182210_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	17,557
C000182210_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	20,305
C000182210_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	18,735
C000182210_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	24,334
C000182210_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	26,342
C000182210_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	31,031
C000013198_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Fidelity Freedom® Retirement Fund
C000013198_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000013198_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,616
C000013198_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	11,132
C000013198_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,475
C000013198_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,596
C000013198_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	13,210
C000013198_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	13,110
C000013198_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	12,561
C000013198_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	13,296
C000013198_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	13,989
C000013198_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	15,177
C000013198_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Fidelity Freedom Retirement Composite Index℠
C000013198_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000013198_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,415
C000013198_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,867
C000013198_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,335
C000013198_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,779
C000013198_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	12,958
C000013198_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	12,920
C000013198_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	12,427
C000013198_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	13,191
C000013198_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	13,921
C000013198_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	14,911
C000013198_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Bloomberg U.S. Aggregate Bond Index
C000013198_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000013198_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,044
C000013198_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,165
C000013198_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,620
C000013198_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,569
C000013198_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,651
C000013198_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	11,168
C000013198_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,633
C000013198_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,814
C000013198_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,342
C000013198_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	11,835
C000182209_LG_ClassMember_10YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Class K6
C000182209_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,000
C000182209_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,835
C000182209_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,114
C000182209_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,389
C000182209_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	14,799
C000182209_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	15,042
C000182209_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	14,102
C000182209_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	16,193
C000182209_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	17,076
C000182209_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	19,880
C000182209_LG_1_AdditionalIndexMember_10YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Fidelity Freedom 2030 Composite Index℠
C000182209_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,000
C000182209_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,775
C000182209_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,325
C000182209_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,838
C000182209_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	14,695
C000182209_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	15,117
C000182209_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	14,094
C000182209_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	16,019
C000182209_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	16,966
C000182209_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	19,256
C000182209_LG_2_AdditionalIndexMember_10YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500® Index
C000182209_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,000
C000182209_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	11,025
C000182209_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	12,072
C000182209_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,229
C000182209_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	17,557
C000182209_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	20,305
C000182209_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	18,735
C000182209_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	24,334
C000182209_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	26,342
C000182209_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	31,031
C000182221_LG_ClassMember_10YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Class K6
C000182221_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,000
C000182221_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,970
C000182221_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,184
C000182221_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,002
C000182221_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	15,807
C000182221_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	16,351
C000182221_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	15,310
C000182221_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	18,707
C000182221_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	19,770
C000182221_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	24,416
C000182221_LG_1_AdditionalIndexMember_10YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Fidelity Freedom 2045 Composite Index℠
C000182221_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,000
C000182221_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,914
C000182221_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,453
C000182221_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,447
C000182221_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	15,671
C000182221_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	16,513
C000182221_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	15,300
C000182221_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	18,382
C000182221_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	19,586
C000182221_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	23,330
C000182221_LG_2_AdditionalIndexMember_10YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500® Index
C000182221_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,000
C000182221_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	11,025
C000182221_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	12,072
C000182221_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,229
C000182221_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	17,557
C000182221_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	20,305
C000182221_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	18,735
C000182221_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	24,334
C000182221_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	26,342
C000182221_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	31,031
C000179009_LG_ClassMember_10YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Class K
C000179009_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,000
C000179009_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,721
C000179009_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,922
C000179009_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	9,747
C000179009_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	15,379
C000179009_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	15,895
C000179009_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	14,845
C000179009_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	17,953
C000179009_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	18,935
C000179009_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	22,994
C000179009_LG_1_AdditionalIndexMember_10YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Fidelity Freedom 2040 Composite Index℠
C000179009_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,000
C000179009_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,686
C000179009_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,214
C000179009_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,228
C000179009_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	15,343
C000179009_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	16,164
C000179009_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	14,970
C000179009_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	17,849
C000179009_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	19,002
C000179009_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	22,368
C000179009_LG_2_AdditionalIndexMember_10YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500® Index
C000179009_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,000
C000179009_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,823
C000179009_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,851
C000179009_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,024
C000179009_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	17,236
C000179009_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	19,933
C000179009_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	18,392
C000179009_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	23,888
C000179009_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	25,859
C000179009_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	30,463
C000013196_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Fidelity Freedom® 2035 Fund
C000013196_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000013196_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,609
C000013196_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,271
C000013196_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	13,517
C000013196_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,267
C000013196_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	18,606
C000013196_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	19,050
C000013196_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	17,801
C000013196_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	20,912
C000013196_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	22,020
C000013196_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	25,995
C000013196_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Fidelity Freedom 2035 Composite Index℠
C000013196_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000013196_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,497
C000013196_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,009
C000013196_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	13,661
C000013196_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,673
C000013196_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	18,301
C000013196_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	19,072
C000013196_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	17,718
C000013196_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	20,612
C000013196_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	21,881
C000013196_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	25,184
C000013196_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					S&P 500® Index
C000013196_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000013196_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,717
C000013196_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,357
C000013196_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	14,625
C000013196_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	13,605
C000013196_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	21,271
C000013196_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	24,599
C000013196_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	22,698
C000013196_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	29,480
C000013196_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	31,913
C000013196_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	37,594
C000179013_LG_ClassMember_10YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Class K
C000179013_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,000
C000179013_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,726
C000179013_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,923
C000179013_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	9,754
C000179013_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	15,382
C000179013_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	15,895
C000179013_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	14,857
C000179013_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	18,134
C000179013_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	19,124
C000179013_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	23,548
C000179013_LG_1_AdditionalIndexMember_10YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Fidelity Freedom 2055 Composite Index℠
C000179013_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,000
C000179013_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,686
C000179013_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,214
C000179013_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,228
C000179013_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	15,343
C000179013_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	16,167
C000179013_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	14,980
C000179013_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	17,997
C000179013_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	19,176
C000179013_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	22,825
C000179013_LG_2_AdditionalIndexMember_10YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500® Index
C000179013_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,000
C000179013_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,823
C000179013_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,851
C000179013_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,024
C000179013_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	17,236
C000179013_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	19,933
C000179013_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	18,392
C000179013_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	23,888
C000179013_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	25,859
C000179013_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	30,463
C000182206_LG_ClassMember_10YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Class K6
C000182206_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,000
C000182206_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,580
C000182206_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,884
C000182206_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,599
C000182206_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	13,522
C000182206_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	13,580
C000182206_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	12,822
C000182206_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	14,054
C000182206_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	14,833
C000182206_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	16,553
C000182206_LG_1_AdditionalIndexMember_10YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Fidelity Freedom 2015 Composite Index℠
C000182206_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,000
C000182206_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,523
C000182206_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,030
C000182206_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,014
C000182206_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	13,463
C000182206_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	13,619
C000182206_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	12,849
C000182206_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	14,024
C000182206_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	14,823
C000182206_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	16,245
C000182206_LG_2_AdditionalIndexMember_10YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. Aggregate Bond Index
C000182206_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,000
C000182206_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	9,952
C000182206_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,398
C000182206_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,327
C000182206_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,407
C000182206_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,933
C000182206_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,410
C000182206_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,587
C000182206_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,104
C000182206_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	11,587
C000179007_LG_ClassMember_10YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Class K
C000179007_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,000
C000179007_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,624
C000179007_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,879
C000179007_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,164
C000179007_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	14,453
C000179007_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	14,672
C000179007_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	13,743
C000179007_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	15,747
C000179007_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	16,568
C000179007_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	19,260
C000179007_LG_1_AdditionalIndexMember_10YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Fidelity Freedom 2030 Composite Index℠
C000179007_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,000
C000179007_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,577
C000179007_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,117
C000179007_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,639
C000179007_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	14,425
C000179007_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	14,839
C000179007_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	13,834
C000179007_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	15,724
C000179007_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	16,654
C000179007_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	18,901
C000179007_LG_2_AdditionalIndexMember_10YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500® Index
C000179007_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,000
C000179007_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,823
C000179007_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,851
C000179007_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,024
C000179007_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	17,236
C000179007_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	19,933
C000179007_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	18,392
C000179007_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	23,888
C000179007_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	25,859
C000179007_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	30,463
C000144492_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Fidelity Freedom® 2060 Fund
C000144492_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000144492_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,601
C000144492_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,283
C000144492_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	13,520
C000144492_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,060
C000144492_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	19,003
C000144492_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	19,614
C000144492_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	18,308
C000144492_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	22,317
C000144492_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	23,513
C000144492_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	28,945
C000144492_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Fidelity Freedom 2060 Composite Index℠
C000144492_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000144492_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,501
C000144492_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,034
C000144492_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	13,678
C000144492_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,476
C000144492_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	18,715
C000144492_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	19,720
C000144492_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	18,271
C000144492_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	21,951
C000144492_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	23,389
C000144492_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	27,838
C000144492_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					S&P 500® Index
C000144492_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000144492_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,717
C000144492_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,357
C000144492_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	14,625
C000144492_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	13,605
C000144492_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	21,271
C000144492_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	24,599
C000144492_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	22,698
C000144492_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	29,480
C000144492_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	31,913
C000144492_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	37,594
C000212319_LG_ClassMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Class K6
C000212319_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,000
C000212319_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	8,657
C000212319_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	13,672
C000212319_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	14,141
C000212319_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	13,247
C000212319_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	16,188
C000212319_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	17,104
C000212319_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	21,112
C000212319_LG_1_AdditionalIndexMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Fidelity Freedom 2065 Composite Index℠
C000212319_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,000
C000212319_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	8,783
C000212319_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	13,174
C000212319_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	13,882
C000212319_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	12,862
C000212319_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	15,453
C000212319_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	16,465
C000212319_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	19,597
C000212319_LG_2_AdditionalIndexMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500® Index
C000212319_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,000
C000212319_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	8,918
C000212319_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	13,944
C000212319_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	16,126
C000212319_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	14,879
C000212319_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	19,326
C000212319_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	20,920
C000212319_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	24,645
C000013194_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Fidelity Freedom® 2025 Fund
C000013194_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000013194_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,246
C000013194_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	12,461
C000013194_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	12,776
C000013194_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,116
C000013194_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	16,547
C000013194_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	16,711
C000013194_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	15,617
C000013194_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	17,617
C000013194_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	18,522
C000013194_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	21,245
C000013194_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Fidelity Freedom 2025 Composite Index℠
C000013194_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000013194_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,085
C000013194_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	12,168
C000013194_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	12,774
C000013194_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,430
C000013194_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	16,236
C000013194_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	16,601
C000013194_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	15,476
C000013194_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	17,352
C000013194_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	18,359
C000013194_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	20,625
C000013194_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					S&P 500® Index
C000013194_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000013194_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,717
C000013194_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,357
C000013194_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	14,625
C000013194_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	13,605
C000013194_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	21,271
C000013194_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	24,599
C000013194_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	22,698
C000013194_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	29,480
C000013194_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	31,913
C000013194_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	37,594
C000212320_LG_ClassMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Class K
C000212320_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,000
C000212320_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	8,645
C000212320_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	13,636
C000212320_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	14,086
C000212320_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	13,172
C000212320_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	16,072
C000212320_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	16,942
C000212320_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	20,866
C000212320_LG_1_AdditionalIndexMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Fidelity Freedom 2065 Composite Index℠
C000212320_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,000
C000212320_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	8,783
C000212320_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	13,174
C000212320_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	13,882
C000212320_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	12,862
C000212320_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	15,453
C000212320_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	16,465
C000212320_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	19,597
C000212320_LG_2_AdditionalIndexMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500® Index
C000212320_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,000
C000212320_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	8,918
C000212320_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	13,944
C000212320_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	16,126
C000212320_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	14,879
C000212320_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	19,326
C000212320_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	20,920
C000212320_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	24,645
C000182222_LG_ClassMember_10YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Class K6
C000182222_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,000
C000182222_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,965
C000182222_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,179
C000182222_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,006
C000182222_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	15,807
C000182222_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	16,348
C000182222_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	15,311
C000182222_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	18,710
C000182222_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	19,772
C000182222_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	24,403
C000182222_LG_1_AdditionalIndexMember_10YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Fidelity Freedom 2050 Composite Index℠
C000182222_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,000
C000182222_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,914
C000182222_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,453
C000182222_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,447
C000182222_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	15,671
C000182222_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	16,513
C000182222_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	15,300
C000182222_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	18,382
C000182222_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	19,586
C000182222_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	23,321
C000182222_LG_2_AdditionalIndexMember_10YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500® Index
C000182222_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,000
C000182222_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	11,025
C000182222_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	12,072
C000182222_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,229
C000182222_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	17,557
C000182222_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	20,305
C000182222_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	18,735
C000182222_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	24,334
C000182222_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	26,342
C000182222_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	31,031
C000182208_LG_ClassMember_10YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Class K6
C000182208_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,000
C000182208_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,702
C000182208_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,995
C000182208_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,442
C000182208_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	14,296
C000182208_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	14,466
C000182208_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	13,546
C000182208_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	15,312
C000182208_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	16,137
C000182208_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	18,567
C000182208_LG_1_AdditionalIndexMember_10YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Fidelity Freedom 2025 Composite Index℠
C000182208_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,000
C000182208_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,643
C000182208_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,173
C000182208_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,873
C000182208_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	14,201
C000182208_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	14,520
C000182208_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	13,537
C000182208_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	15,177
C000182208_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	16,058
C000182208_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	18,040
C000182208_LG_2_AdditionalIndexMember_10YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500® Index
C000182208_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,000
C000182208_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	11,025
C000182208_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	12,072
C000182208_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,229
C000182208_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	17,557
C000182208_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	20,305
C000182208_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	18,735
C000182208_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	24,334
C000182208_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	26,342
C000182208_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	31,031
C000250727_LG_ClassMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Class K
C000250727_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,000
C000250727_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,353
C000250727_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	12,711
C000250727_LG_1_AdditionalIndexMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Fidelity Freedom 2070 Composite Index℠
C000250727_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,000
C000250727_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,441
C000250727_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	12,428
C000250727_LG_2_AdditionalIndexMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500® Index
C000250727_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,000
C000250727_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,380
C000250727_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	12,229
C000033048_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Fidelity Freedom® 2045 Fund
C000033048_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000033048_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,608
C000033048_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,289
C000033048_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	13,518
C000033048_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,058
C000033048_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	19,010
C000033048_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	19,617
C000033048_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	18,321
C000033048_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	22,341
C000033048_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	23,532
C000033048_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	28,975
C000033048_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Fidelity Freedom 2045 Composite Index℠
C000033048_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000033048_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,501
C000033048_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,034
C000033048_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	13,678
C000033048_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,476
C000033048_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	18,715
C000033048_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	19,720
C000033048_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	18,271
C000033048_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	21,951
C000033048_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	23,389
C000033048_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	27,861
C000033048_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					S&P 500® Index
C000033048_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000033048_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,717
C000033048_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,357
C000033048_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	14,625
C000033048_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	13,605
C000033048_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	21,271
C000033048_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	24,599
C000033048_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	22,698
C000033048_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	29,480
C000033048_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	31,913
C000033048_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	37,594
C000013195_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Fidelity Freedom® 2030 Fund
C000013195_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000013195_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,458
C000013195_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	12,922
C000013195_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	13,221
C000013195_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,336
C000013195_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	17,535
C000013195_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	17,782
C000013195_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	16,633
C000013195_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	19,055
C000013195_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	20,035
C000013195_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	23,263
C000013195_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Fidelity Freedom 2030 Composite Index℠
C000013195_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000013195_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,323
C000013195_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	12,634
C000013195_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	13,279
C000013195_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,708
C000013195_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	17,230
C000013195_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	17,724
C000013195_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	16,525
C000013195_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	18,782
C000013195_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	19,892
C000013195_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	22,577
C000013195_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					S&P 500® Index
C000013195_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000013195_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,717
C000013195_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,357
C000013195_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	14,625
C000013195_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	13,605
C000013195_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	21,271
C000013195_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	24,599
C000013195_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	22,698
C000013195_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	29,480
C000013195_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	31,913
C000013195_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	37,594
C000182211_LG_ClassMember_10YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Class K6
C000182211_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,000
C000182211_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,960
C000182211_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,185
C000182211_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,001
C000182211_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	15,797
C000182211_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	16,345
C000182211_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	15,289
C000182211_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	18,533
C000182211_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	19,590
C000182211_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	23,830
C000182211_LG_1_AdditionalIndexMember_10YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Fidelity Freedom 2040 Composite Index℠
C000182211_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,000
C000182211_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,914
C000182211_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,453
C000182211_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,447
C000182211_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	15,671
C000182211_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	16,510
C000182211_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	15,290
C000182211_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	18,231
C000182211_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	19,409
C000182211_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	22,846
C000182211_LG_2_AdditionalIndexMember_10YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500® Index
C000182211_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,000
C000182211_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	11,025
C000182211_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	12,072
C000182211_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,229
C000182211_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	17,557
C000182211_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	20,305
C000182211_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	18,735
C000182211_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	24,334
C000182211_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	26,342
C000182211_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	31,031
C000250726_LG_ClassMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Fidelity Freedom® 2070 Fund
C000250726_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,000
C000250726_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,335
C000250726_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	12,689
C000250726_LG_1_AdditionalIndexMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Fidelity Freedom 2070 Composite Index℠
C000250726_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,000
C000250726_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,441
C000250726_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	12,428
C000250726_LG_2_AdditionalIndexMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500® Index
C000250726_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,000
C000250726_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,380
C000250726_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	12,229
C000013191_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Fidelity Freedom® 2010 Fund
C000013191_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000013191_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,927
C000013191_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	11,773
C000013191_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	12,114
C000013191_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,962
C000013191_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	14,598
C000013191_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	14,574
C000013191_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	13,845
C000013191_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	14,887
C000013191_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	15,675
C000013191_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	17,174
C000013191_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Fidelity Freedom 2010 Composite Index℠
C000013191_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000013191_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,743
C000013191_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	11,484
C000013191_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	12,019
C000013191_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,188
C000013191_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	14,305
C000013191_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	14,386
C000013191_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	13,688
C000013191_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	14,727
C000013191_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	15,557
C000013191_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	16,814
C000013191_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Bloomberg U.S. Aggregate Bond Index
C000013191_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000013191_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,044
C000013191_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,165
C000013191_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,620
C000013191_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,569
C000013191_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,651
C000013191_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	11,168
C000013191_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,633
C000013191_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,814
C000013191_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,342
C000013191_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	11,835
C000179006_LG_ClassMember_10YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Class K
C000179006_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,000
C000179006_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,518
C000179006_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,792
C000179006_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,241
C000179006_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	14,003
C000179006_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	14,149
C000179006_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	13,239
C000179006_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	14,937
C000179006_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	15,723
C000179006_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	18,049
C000179006_LG_1_AdditionalIndexMember_10YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Fidelity Freedom 2025 Composite Index℠
C000179006_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,000
C000179006_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,478
C000179006_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,999
C000179006_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,703
C000179006_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	13,980
C000179006_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	14,294
C000179006_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	13,326
C000179006_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	14,941
C000179006_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	15,808
C000179006_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	17,759
C000179006_LG_2_AdditionalIndexMember_10YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500® Index
C000179006_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,000
C000179006_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,823
C000179006_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,851
C000179006_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,024
C000179006_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	17,236
C000179006_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	19,933
C000179006_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	18,392
C000179006_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	23,888
C000179006_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	25,859
C000179006_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	30,463
C000179003_LG_ClassMember_10YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Class K
C000179003_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,000
C000179003_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,359
C000179003_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,664
C000179003_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,535
C000179003_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	12,865
C000179003_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	12,855
C000179003_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	12,209
C000179003_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	13,142
C000179003_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	13,846
C000179003_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	15,174
C000179003_LG_1_AdditionalIndexMember_10YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Fidelity Freedom 2010 Composite Index℠
C000179003_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,000
C000179003_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,319
C000179003_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,800
C000179003_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,953
C000179003_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	12,855
C000179003_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	12,927
C000179003_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	12,300
C000179003_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	13,234
C000179003_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	13,980
C000179003_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	15,109
C000179003_LG_2_AdditionalIndexMember_10YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. Aggregate Bond Index
C000179003_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,000
C000179003_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	9,930
C000179003_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,375
C000179003_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,302
C000179003_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,382
C000179003_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,910
C000179003_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,388
C000179003_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,564
C000179003_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,080
C000179003_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	11,562
C000179014_LG_ClassMember_10YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Class K
C000179014_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,000
C000179014_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,719
C000179014_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,912
C000179014_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	9,748
C000179014_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	15,379
C000179014_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	15,894
C000179014_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	14,855
C000179014_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	18,120
C000179014_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	19,111
C000179014_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	23,540
C000179014_LG_1_AdditionalIndexMember_10YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Fidelity Freedom 2060 Composite Index℠
C000179014_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,000
C000179014_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,686
C000179014_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,214
C000179014_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,228
C000179014_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	15,343
C000179014_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	16,167
C000179014_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	14,980
C000179014_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	17,997
C000179014_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	19,176
C000179014_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	22,823
C000179014_LG_2_AdditionalIndexMember_10YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500® Index
C000179014_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,000
C000179014_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,823
C000179014_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,851
C000179014_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,024
C000179014_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	17,236
C000179014_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	19,933
C000179014_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	18,392
C000179014_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	23,888
C000179014_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	25,859
C000179014_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	30,463
C000013192_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Fidelity Freedom® 2015 Fund
C000013192_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000013192_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,063
C000013192_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	12,075
C000013192_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	12,406
C000013192_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,058
C000013192_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	15,368
C000013192_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	15,397
C000013192_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	14,528
C000013192_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	15,890
C000013192_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	16,723
C000013192_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	18,616
C000013192_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Fidelity Freedom 2015 Composite Index℠
C000013192_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000013192_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,888
C000013192_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	11,772
C000013192_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	12,339
C000013192_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,321
C000013192_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	15,060
C000013192_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	15,235
C000013192_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	14,373
C000013192_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	15,688
C000013192_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	16,583
C000013192_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	18,173
C000013192_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Bloomberg U.S. Aggregate Bond Index
C000013192_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000013192_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,044
C000013192_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,165
C000013192_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,620
C000013192_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,569
C000013192_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,651
C000013192_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	11,168
C000013192_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,633
C000013192_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,814
C000013192_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,342
C000013192_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	11,835
C000179005_LG_ClassMember_10YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Class K
C000179005_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,000
C000179005_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,473
C000179005_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,758
C000179005_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,324
C000179005_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	13,696
C000179005_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	13,791
C000179005_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	12,920
C000179005_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	14,375
C000179005_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	15,131
C000179005_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	17,125
C000179005_LG_1_AdditionalIndexMember_10YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Fidelity Freedom 2020 Composite Index℠
C000179005_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,000
C000179005_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,434
C000179005_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,947
C000179005_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,774
C000179005_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	13,675
C000179005_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	13,912
C000179005_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	13,010
C000179005_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	14,403
C000179005_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	15,233
C000179005_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	16,920
C000179005_LG_2_AdditionalIndexMember_10YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. Aggregate Bond Index
C000179005_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,000
C000179005_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	9,930
C000179005_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,375
C000179005_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,302
C000179005_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,382
C000179005_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,910
C000179005_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,388
C000179005_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,564
C000179005_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,080
C000179005_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	11,562
C000101224_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Fidelity Freedom® 2055 Fund
C000101224_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000101224_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,617
C000101224_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,300
C000101224_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	13,530
C000101224_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,063
C000101224_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	19,023
C000101224_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	19,634
C000101224_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	18,338
C000101224_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	22,348
C000101224_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	23,538
C000101224_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	28,985
C000101224_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Fidelity Freedom 2055 Composite Index℠
C000101224_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000101224_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,501
C000101224_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,034
C000101224_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	13,678
C000101224_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,476
C000101224_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	18,715
C000101224_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	19,720
C000101224_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	18,271
C000101224_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	21,951
C000101224_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	23,389
C000101224_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	27,840
C000101224_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					S&P 500® Index
C000101224_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000101224_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,717
C000101224_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,357
C000101224_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	14,625
C000101224_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	13,605
C000101224_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	21,271
C000101224_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	24,599
C000101224_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	22,698
C000101224_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	29,480
C000101224_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	31,913
C000101224_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	37,594
C000182228_LG_ClassMember_10YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Class K6
C000182228_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,000
C000182228_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,965
C000182228_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,189
C000182228_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	9,997
C000182228_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	15,803
C000182228_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	16,357
C000182228_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	15,310
C000182228_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	18,714
C000182228_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	19,775
C000182228_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	24,399
C000182228_LG_1_AdditionalIndexMember_10YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Fidelity Freedom 2060 Composite Index℠
C000182228_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,000
C000182228_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,914
C000182228_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,453
C000182228_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,447
C000182228_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	15,671
C000182228_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	16,513
C000182228_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	15,300
C000182228_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	18,382
C000182228_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	19,586
C000182228_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	23,312
C000182228_LG_2_AdditionalIndexMember_10YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500® Index
C000182228_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,000
C000182228_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	11,025
C000182228_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	12,072
C000182228_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,229
C000182228_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	17,557
C000182228_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	20,305
C000182228_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	18,735
C000182228_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	24,334
C000182228_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	26,342
C000182228_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	31,031
C000179011_LG_ClassMember_10YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Class K
C000179011_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,000
C000179011_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,721
C000179011_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,918
C000179011_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	9,745
C000179011_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	15,383
C000179011_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	15,893
C000179011_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	14,855
C000179011_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	18,127
C000179011_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	19,105
C000179011_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	23,552
C000179011_LG_1_AdditionalIndexMember_10YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Fidelity Freedom 2045 Composite Index℠
C000179011_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,000
C000179011_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,686
C000179011_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,214
C000179011_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,228
C000179011_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	15,343
C000179011_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	16,167
C000179011_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	14,980
C000179011_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	17,997
C000179011_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	19,176
C000179011_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	22,842
C000179011_LG_2_AdditionalIndexMember_10YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500® Index
C000179011_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,000
C000179011_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,823
C000179011_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,851
C000179011_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,024
C000179011_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	17,236
C000179011_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	19,933
C000179011_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	18,392
C000179011_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	23,888
C000179011_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	25,859
C000179011_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	30,463
C000033049_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Fidelity Freedom® 2050 Fund
C000033049_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000033049_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,611
C000033049_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,304
C000033049_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	13,534
C000033049_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,072
C000033049_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	19,027
C000033049_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	19,636
C000033049_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	18,341
C000033049_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	22,358
C000033049_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	23,550
C000033049_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	28,992
C000033049_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Fidelity Freedom 2050 Composite Index℠
C000033049_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000033049_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,501
C000033049_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,034
C000033049_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	13,678
C000033049_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,476
C000033049_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	18,715
C000033049_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	19,720
C000033049_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	18,271
C000033049_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	21,951
C000033049_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	23,389
C000033049_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	27,849
C000033049_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					S&P 500® Index
C000033049_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000033049_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,717
C000033049_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,357
C000033049_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	14,625
C000033049_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	13,605
C000033049_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	21,271
C000033049_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	24,599
C000033049_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	22,698
C000033049_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	29,480
C000033049_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	31,913
C000033049_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	37,594
C000182207_LG_ClassMember_10YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Class K6
C000182207_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,000
C000182207_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,640
C000182207_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,938
C000182207_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,505
C000182207_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	13,956
C000182207_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	14,064
C000182207_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	13,190
C000182207_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	14,706
C000182207_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	15,503
C000182207_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	17,590
C000182207_LG_1_AdditionalIndexMember_10YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Fidelity Freedom 2020 Composite Index℠
C000182207_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,000
C000182207_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,586
C000182207_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,106
C000182207_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,931
C000182207_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	13,874
C000182207_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	14,115
C000182207_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	13,199
C000182207_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	14,613
C000182207_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	15,455
C000182207_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	17,166
C000182207_LG_2_AdditionalIndexMember_10YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. Aggregate Bond Index
C000182207_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,000
C000182207_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	9,952
C000182207_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,398
C000182207_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,327
C000182207_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,407
C000182207_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,933
C000182207_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,410
C000182207_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,587
C000182207_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,104
C000182207_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	11,587
C000182212_LG_ClassMember_10YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Class K6
C000182212_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,000
C000182212_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,286
C000182212_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,611
C000182212_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,736
C000182212_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	12,237
C000182212_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	12,158
C000182212_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	11,660
C000182212_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	12,373
C000182212_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	13,050
C000182212_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	14,182
C000182212_LG_1_AdditionalIndexMember_10YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Fidelity Freedom Retirement Composite Index℠
C000182212_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,000
C000182212_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,250
C000182212_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,692
C000182212_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,111
C000182212_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	12,223
C000182212_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	12,187
C000182212_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	11,722
C000182212_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	12,442
C000182212_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	13,131
C000182212_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	14,065
C000182212_LG_2_AdditionalIndexMember_10YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. Aggregate Bond Index
C000182212_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,000
C000182212_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	9,952
C000182212_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,398
C000182212_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,327
C000182212_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,407
C000182212_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,933
C000182212_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,410
C000182212_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,587
C000182212_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,104
C000182212_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	11,587
C000179012_LG_ClassMember_10YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Class K
C000179012_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,000
C000179012_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,718
C000179012_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,913
C000179012_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	9,750
C000179012_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	15,384
C000179012_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	15,885
C000179012_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	14,848
C000179012_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	18,127
C000179012_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	19,116
C000179012_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	23,544
C000179012_LG_1_AdditionalIndexMember_10YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Fidelity Freedom 2050 Composite Index℠
C000179012_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,000
C000179012_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,686
C000179012_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,214
C000179012_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,228
C000179012_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	15,343
C000179012_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	16,167
C000179012_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	14,980
C000179012_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	17,997
C000179012_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	19,176
C000179012_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	22,832
C000179012_LG_2_AdditionalIndexMember_10YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500® Index
C000179012_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,000
C000179012_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,823
C000179012_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,851
C000179012_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,024
C000179012_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	17,236
C000179012_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	19,933
C000179012_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	18,392
C000179012_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	23,888
C000179012_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	25,859
C000179012_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	30,463
C000212318_LG_ClassMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Fidelity Freedom® 2065 Fund
C000212318_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,000
C000212318_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	8,640
C000212318_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	13,607
C000212318_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	14,049
C000212318_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	13,116
C000212318_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	15,987
C000212318_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	16,841
C000212318_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	20,736
C000212318_LG_1_AdditionalIndexMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Fidelity Freedom 2065 Composite Index℠
C000212318_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,000
C000212318_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	8,783
C000212318_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	13,174
C000212318_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	13,882
C000212318_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	12,862
C000212318_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	15,453
C000212318_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	16,465
C000212318_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	19,597
C000212318_LG_2_AdditionalIndexMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500® Index
C000212318_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,000
C000212318_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	8,918
C000212318_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	13,944
C000212318_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	16,126
C000212318_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	14,879
C000212318_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	19,326
C000212318_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	20,920
C000212318_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	$ 24,645